Business Combinations And Discontinued Operations (Components Of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Combinations And Discontinued Operations [Abstract]
Net sales	$ 64,567	$ 75,414	$ 78,741
Pretax (loss) gain on operations	(3,821)	(1,733)	5,126
Pretax gain (loss) on disposals	9,986	(4)	(17)
Pretax gain (loss)	6,165	(1,737)	5,109
Income tax expense (benefit)	2,208	(1,575)	1,593
Net earnings (loss)	$ 3,957	$ (162)	$ 3,516